Segment and Geographic Information - External Revenue Allocated By Manufacturing Location (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Thailand
Disclosure of operating segments [line items]
Percentage of entity's revenue	32.00%	34.00%	36.00%
China
Disclosure of operating segments [line items]
Percentage of entity's revenue	20.00%	21.00%	21.00%
Malaysia
Disclosure of operating segments [line items]
Percentage of entity's revenue	12.00%	12.00%	13.00%